Leases - Schedule of Maturities Lease Liabilities Under Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 25
2021	21
2022	14
Total undiscounted lease payments	60
Less: Imputed interest	(7)
Total lease liabilities	$ 89